Summary of Significant Accounting Policies (10Q) (Details Narrative) - shares	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2015	Dec. 31, 2014
Anti-dilutive securities			15,525,000
Warrant [Member]
Anti-dilutive securities	22,991,679	22,991,679	875,000